Note 2 Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Note 2 Significant Accounting Policies
Significant Accounting Policies

2.             Significant Accounting Policies

Offering Expenses and Organizational Costs -  For financial reporting purposes in conformity with accounting principles generally accepted in the United States of America ("GAAP"), on the Fund's initial effective date, November 3, 2005, the Fund deducted from members' capital the total initial offering costs of $43,468, as of that date, and began expensing all subsequent offering costs.  Organizational and operating costs are expensed as incurred for GAAP purposes. For all other purposes, including determining the Net Asset Value per Unit for subscription and redemption purposes, the Fund capitalized all offering, organizational and operating costs until commencement of business, July 7, 2011, which totaled $291,153. These costs are expensed and amortized on a straight line basis for 60 months or sooner at the discretion of the Managing Member.

As of March 31, 2012 and December 31, 2011, the Net Asset Value and Net Asset Value per Unit for financial reporting purposes and for all other purposes are as follows:

	Balance		Per Unit Calculation
	March 31,	December 31,	March 31,	December 31,
	2012	2011	2012	2011
Net Asset Value for financial reporting purposes	$ 1,717,735	$ 1,539,942	$ 753.45	$ 790.28

Adjustment for initial offering costs	43,468	43,468	19.07	22.31
Adjustment for other offering, organizational and operating expenses	198,895	213,465	87.24	109.55

Net Asset Value for all other purposes	$ 1,960,098	$ 1,796,875	$ 859.76	$ 922.14

Number of Units			2,279.817	1,948.597

Registration Costs - Costs incurred for the initial filings with SEC, FINRA and the states where the offering is expected to be made are included in the offering expenses and, accordingly, are accounted for as described above under "Offering Expenses and Organizational Costs".

Revenue Recognition - Futures and other investments are recorded on the trade date and are reflected in the statement of operations at the difference between the original contract amount and the fair value on the last business day of the reporting period.

Fair value of futures and other investments is based upon exchange or other applicable closing quotations related to the specific positions.

Interest income is recognized when it is earned.

Fair Value Measurement and Disclosures - Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including the Fund’s own assumptions used in determining the fair value of investments.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.  As of and for the three months ended March 31, 2012 and year ended December 31, 2011, the Fund did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Fund's investments accounted for at fair value on a recurring basis as of March 31, 2012.

Fair Value at March 31, 2012
Description	Level 1	Level 2	Level 3	Total

Exchange Traded - Futures Contracts	$ (2,125)	$ -	$ -	$ (2,125)
Total	$ (2,125)	$ -	$ -	$ (2,125)

Fair Value at December 31, 2011
Description	Level 1	Level 2	Level 3	Total

Exchange Traded - Futures Contracts	$ (7,430)	$ -	$ -	$ (7,430)
Total	$ (7,430)	$ -	$ -	$ (7,430)

Income Taxes - The Fund prepares calendar year U.S. Federal and applicable state information tax returns and reports to the members their allocable shares of the Fund’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as each member is individually responsible for reporting income or loss based on such member’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of ASC 740, "Income Taxes" to the Fund and has determined that ASC 740 does not have a material impact on the Fund's financial statements. The Fund files federal and state tax returns. The 2008 through 2011 tax years generally remain subject to examination for the U.S. federal and most state tax authorities.

Statement of Cash Flows - For the purposes of the Statement of Cash Flows, the Fund considers all short-term investments with an original maturity of three months or less to be cash equivalents.  Net cash used in operating activities includes no cash payments for interest or income taxes for the three months ended March 31, 2012 or 2011.

Foreign Currency - The accounting records of the Fund are denominated in U.S. dollars. Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.  Commodity futures contracts transactions are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, effects of changes in exchange rates from all transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Accounting Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Reclassifications - Changes in net assets were presented for both Managing Member and non-managing member in the prior period statement of changes in net assets to conform with current period presentation.